CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues		$ 452,808,754	$ 512,342,769	$ 539,731,171
Net cost of sales		(284,745,744)	(299,080,771)	(289,121,457)
Gross profit		168,063,010	213,261,998	250,609,714
Administrative expenses		(20,445,255)	(17,919,744)	(15,558,135)
Selling expenses		(30,421,895)	(31,774,781)	(29,084,116)
Other operating results, net		(758,787)	(238,221)	781,400
Operating profit		116,437,073	163,329,252	206,748,863
Net financial results
Financial income		294,405,478	92,726,942	41,686,746
Financial expenses		(503,703,034)	(183,432,960)	(102,586,207)
Other financial results		193,037,494	69,131,189	1,230,527
(Loss) / Gain on net monetary position		(56,520,664)	11,734,721	57,022,289
Total net financial results		(72,780,726)	(9,840,108)	(2,646,645)
Share of (loss) / profit from associates		(30,399)	280,697	128,758
Net income before income tax		43,625,948	153,769,841	204,230,976
Income tax expense		(20,107,916)	(53,129,735)	(77,262,880)
Total comprehensive income for the year		23,518,032	100,640,106	126,968,096
Total comprehensive income attributable to:
Owners of the Company		23,517,458	100,640,069	126,968,077
Non-controlling interests		$ 574	$ 37	$ 19
Total comprehensive income per share attributable to owners of the Company:
Weighted average number of outstanding ordinary shares (in shares)	[1]	752,761,058	752,761,058	752,761,058
Basic earnings per share (in pesos per share)		$ 31.24	$ 133.69	$ 168.67
Diluted earnings per share (in pesos per share)		$ 31.24	$ 133.69	$ 168.67

[1]	The weighted average number of shares excludes treasury shares